14. SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting Tables
Segment reporting

Three months ended June 30, 2016 (unaudited)

	Internet-based Business	Office Leasing	Total

Segment Income	$25,787	$2,496	$28,283
Property and management cost	—	502	502
Provision for credit losses	6,849	—	6,849
Interest expense	8,171	—	8,171
Interest expense, related parties	571	578	1,149
Segment income before taxes	$10,196	$1,416	$11,612

Six months ended June 30, 2016 (unaudited)

	Internet-based Business	Office Leasing	Total

Segment Income	$44,213	$4,996	$49,209
Property and management cost	—	999	999
Provision for credit losses	9,250	—	9250
Interest expense	14,627	—	14,627
Interest expense, related parties	1,749	872	2,621
Segment income before taxes	$18,587	$3,125	$21,712

Three months ended June 30, 2015 (unaudited)

	Internet-based Business	Office Leasing	Total

Segment Income	$8,818	$2,433	$11,251
Property and management cost	—	556	556
Provision for credit losses	1,094	—	1,094
Interest expense	4,435	—	4,435
Interest expense, related parties	639	138	777
Segment income before taxes	$2,650	$1,739	$4,389

Six months ended June 30, 2015 (unaudited)

	Internet-based Business	Office Leasing	Total

Segment Income	$12,392	$4,629	$17,021
Property and management cost	—	1,126	1,126
Provision for credit losses	1,743	—	1,743
Interest expense	7,838	—	7,838
Interest expense, related parties	1,297	582	1,879
Segment income before taxes	$1,514	$2,921	$4,435